Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 3,502	£ 181	£ 84
Other interest income	393	7	20
Fair value movement of financial assets	2	7	17
Fair value movement of financial liabilities	12,247	0	0
Foreign exchange gain	0	9,942	0
Total	£ 16,144	£ 10,137	£ 121